Shareholders' equity	12 Months Ended
Sep. 30, 2024
Shareholders' equity
Shareholders' equity

CAPITAL AND DIVIDENDS

Note 26. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within Westpac. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of Westpac’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve

This reserve comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to the income statement when the asset is disposed.

Equity securities at FVOCI reserve

This reserve comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Cash flow hedge reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relate to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for Westpac consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Note 26. Shareholders’ equity (Continued)

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Share capital
Ordinary share capital, fully paid	37,958	39,826	37,958	39,826
Treasury shares[a]	(758)	(702)	(816)	(760)
Total share capital	37,200	39,124	37,142	39,066
Non-controlling interest
Perpetual Preference Shares (PPS)	339	-	-	-
Other[b]	8	44	-	-
Total non-controlling interests	347	44	-	-

a.	2024: 6,173,874 unvested RSP and EIP treasury shares held (2023: 5,249,663).
b.	Westpac acquired 8.74% of the non-controlling interest in Westpac Bank-PNG-Limited.

Perpetual Preference Shares (PPS)

On 13 September 2024, Westpac New Zealand Limited (WNZL), a wholly-owned subsidiary of Westpac, issued NZD375 million PPS to external investors. The PPS is recognised as a non-controlling interests to the Group at the amount paid up per share, net of directly attributable issue costs (NZD6 million). Discretionary distributions on PPS are recognised in equity when paid.

A summary of the key terms of the PPS is provided below.

$	Issue date	PPS distribution rate	Optional redemption date
NZ$375 million	13 September 2024	Fixed at 7.10% until 13 September 2029 (when it resets to a floating rate equal to the NZ 3 month bank bill rate + 3.50% p.a.)	13 September 2029 and each quarterly scheduled distribution payment date after that date

PPS distribution payable

Quarterly PPS distributions are at the absolute discretion of WNZL. In addition, PPS distributions will only be paid if WNZL is solvent on the payment date and remains solvent immediately after such payment is made and the payment of the PPS distribution will not result in a breach of WNZL’s conditions of registration as at the time of the payment.

PPS distributions are non-cumulative. If a PPS distribution is not paid in full, WNZL may not determine or pay any dividends on its ordinary shares or undertake a discretionary buy-back or capital reduction of WNZL’s ordinary shares until a subsequent PPS distribution is paid in full (except in limited circumstances).

Redemption

WNZL may elect to redeem all of the PPS, on the relevant optional redemption date, or at any time for certain tax or regulatory reasons. Redemption is subject to certain conditions, including the Reserve Bank of New Zealand’s prior written approval and WNZL remaining solvent immediately after the redemption. Holders have no right to require redemption.

Conversion

The PPS have no conversion or exchange options and no non-viability triggers.

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Note 26. Shareholders’ equity (Continued)

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2024	2023
Opening balance	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan[a]	-	7,949,266
Share buyback[b]	(67,665,599)	-
Closing balance	3,441,411,361	3,509,076,960

a.

The dividends re-investment plans for the 2024 interim, 2023 interim and 2023 final dividends were satisfied with the purchase of existing shares by a third party and therefore does not impact the numbers of shares on issue. For the 2022 final dividend, participants received shares at an average price per share of $23.86, which increased share capital by $192 million.

b.

During 2024, Westpac announced its intention to undertake a $2.5 billion on market buyback of WBC ordinary shares. As at 30 September 2024 Westpac has bought back and cancelled 67,665,599 ordinary shares ($1,812 million) at an average price of $26.78.

Ordinary shares purchased on market

	2024
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,294,803	21.05
Restricted Shares[a]	2,456,247	23.02
Westpac Performance Plan (WPP) - share rights exercised	317,173	22.00
Westpac Equity Incentive Plan (EIP) - Unhurdled share rights exercised	836	21.47
Westpac Long Term Variable Reward Plan (LTVR) - share rights to be exercised[b]	679,694	32.54
Total number of ordinary shares purchased on market	4,748,753	-

a.	Ordinary shares allocated to employees under the RSP and EIP are classified as treasury shares until the shares vest.
b.	During September 2024, 679,694 shares were purchased for future share rights exercises.

For details of the share-based payment arrangements refer to Note 31.

Note 26. Shareholders’ equity (Continued)

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Debt securities at FVOCI reserve
Balance as at beginning of year	(165)	62	103	313
Net gains/(losses) from changes in fair value	(591)	(187)	(813)	(179)
Income tax effect	180	59	243	53
Transferred to income statements	5	(125)	5	(125)
Income tax effect	(1)	39	(1)	39
Loss allowance on debt securities measured at FVOCI	1	1	1	1
Other	3	(14)	-	1
Balance as at end of year	(568)	(165)	(462)	103
Equity securities at FVOCI reserve
Balance as at beginning of year	126	136	(15)	5
Net gains/(losses) from changes in fair value	(2)	(19)	(5)	(29)
Exchange differences on translation	1	-	-	-
Income tax effect	2	9	2	9
Balance as at end of year	127	126	(18)	(15)
Share-based payment reserve
Balance as at beginning of year	1,983	1,893	1,874	1,784
Share-based payment expense	96	90	96	90
Balance as at end of year	2,079	1,983	1,970	1,874
Cash flow hedge reserve
Balance as at beginning of year	152	813	(203)	440
Net gains/(losses) from changes in fair value	501	(635)	873	(570)
Income tax effect	(158)	189	(262)	171
Transferred to income statements	77	(309)	132	(349)
Income tax effect	(24)	94	(39)	105
Balance as at end of year	548	152	501	(203)
Foreign currency translation reserve
Balance as at beginning of year	(138)	(505)	(141)	(195)
Exchange differences on translation of foreign operations	(328)	522	(165)	151
Gains/(losses) on net investment hedges	28	(155)	31	(97)
Balance as at end of year	(438)	(138)	(275)	(141)
Other reserves
Balance as at beginning of year	(23)	(21)	41	41
Transactions with owners	7	(2)	-	-
Balance as at end of year	(16)	(23)	41	41
Total reserves	1,732	1,935	1,757	1,659